Convertible Note Payable (Details) - USD ($)					6 Months Ended		12 Months Ended
	May 07, 2024	Oct. 25, 2023	Apr. 19, 2023	Oct. 25, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Convertible Note Payable [Abstract]
Principal amount				$ 1,707,500
Convert amount				$ 1,238,400
Conversion price (in Dollars per share)				$ 7.2
Restricted ordinary shares issued (in Shares)	288,000		172,000				60,000	288,000
Remaining note balance		$ 554,238
Interest expense						$ 65,644